Loans Receivables (Tables)	12 Months Ended
Oct. 31, 2021
Receivables [Abstract]
Schedule of loans are non-interest bearing
	October 31, 2021	October 31, 2020
Loan to related franchisees, gross	16,591,780	9,974,576
Discount based on imputed interest rate of 11.75%	(1,949,060)	(1,167,634)
Loan to related franchisees, net of discount	14,642,720	8,806,942

	October 31, 2021	October 31, 2020
Loan to related franchisees, net of discount	14,642,720	8,806,942
Provision for credit losses	(832,170)	(498,762)
Loan to related franchisees, net of discount and allowance	13,810,550	8,308,180

Schedule of the activity in the allowance for credit loss
	October 31, 2021	October 31, 2020
Balance at beginning of year	498,762	193,634
Provision	409,762	293,362
Charge-offs	-	-
Recoveries	(100,739)	-
Effect of translation adjustment	24,385	11,766
Balance at end of year	832,170	498,762

Schedule of current and non-current loan receivables, net of allowance for credit losses
	October 31, 2021	October 31, 2020
Loan to related franchisees, net of discount and allowances, current	9,673,893	2,999,261
Loan to related franchisees, net of discount and allowances, non-current	4,136,657	5,308,919
	13,810,550	8,308,180

Schedule of credit quality analysis of franchisee loan receivables
	October 31, 2021	October 31, 2020
Franchisee Financing:
Group I	-	11,030
Group II	90,538	107,763
Group III	-	212,995
Group IV	-	209,190
Group V	745,393	667,440
Group VI	9,211,326	4,608,741
Group VII	62,084	-
Group VIII	-	814,780
Group IX	365,070	-
Group X	255,593	445,044
Group XI	518,378	-
Group XII	96,926	330,210
Group XIII	740,337	228,800
Group XIV	2,557,075	413,495
Group XV	-	227,657
Group XVI	-	529,797
Balance at end of year	14,642,720	8,806,942